American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2025

Small Company Fund - Schedule of Investments
SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.5%
Astronics Corp.(1)	5,133	234,116
Ducommun, Inc.(1)	2,272	218,407
V2X, Inc.(1)	4,375	254,144
		706,667
Automobile Components — 1.5%
Adient PLC(1)	17,853	429,900
American Axle & Manufacturing Holdings, Inc.(1)	61,089	367,145
Garrett Motion, Inc.	49,145	669,355
Gentherm, Inc.(1)	8,162	277,998
Visteon Corp.	4,795	574,728
		2,319,126
Banks — 8.1%
Bank of NT Butterfield & Son Ltd.	15,524	666,290
BankUnited, Inc.	36,929	1,409,211
Byline Bancorp, Inc.	13,498	374,300
Cadence Bank	14,067	528,075
First BanCorp	18,792	414,364
First Financial Bancorp	30,025	758,131
First Financial Corp.	3,429	193,533
Fulton Financial Corp.	38,117	710,120
Hanmi Financial Corp.	14,802	365,461
Heritage Financial Corp.	10,367	250,778
Home BancShares, Inc.	12,871	364,249
Hope Bancorp, Inc.	57,886	623,432
Horizon Bancorp, Inc.	14,262	228,335
International Bancshares Corp.	4,233	291,019
Mercantile Bank Corp.	5,732	257,940
Metropolitan Bank Holding Corp.	7,577	566,911
National Bank Holdings Corp., Class A	7,672	296,446
Northwest Bancshares, Inc.	31,079	385,069
OFG Bancorp	15,013	652,915
Old Second Bancorp, Inc.	14,803	255,870
Pathward Financial, Inc.	7,312	541,161
Peoples Bancorp, Inc.	17,328	519,667
Popular, Inc.	2,859	363,122
QCR Holdings, Inc.	5,907	446,805
Simmons First National Corp., Class A	3,803	72,903
Tompkins Financial Corp.	4,331	286,755
TriCo Bancshares	10,005	444,322
Veritex Holdings, Inc.	10,690	358,436
WaFd, Inc.	1,504	45,556
		12,671,176
Beverages — 0.0%
Coca-Cola Consolidated, Inc.	595	69,710
Biotechnology — 6.1%
ACADIA Pharmaceuticals, Inc.(1)	69,239	1,477,560
Alkermes PLC(1)	42,619	1,278,570
Aurinia Pharmaceuticals, Inc.(1)	59,899	661,884
BioCryst Pharmaceuticals, Inc.(1)	115,562	877,123

Biohaven Ltd.(1)	10,976	164,750
Catalyst Pharmaceuticals, Inc.(1)	38,438	757,229
Halozyme Therapeutics, Inc.(1)	6,583	482,797
Intellia Therapeutics, Inc.(1)	11,533	199,175
Kiniksa Pharmaceuticals International PLC(1)	2,297	89,193
MiMedx Group, Inc.(1)	43,932	306,645
Myriad Genetics, Inc.(1)	44,317	320,412
Protagonist Therapeutics, Inc.(1)	3,952	262,531
PTC Therapeutics, Inc.(1)	13,176	808,611
Rhythm Pharmaceuticals, Inc.(1)	2,077	209,756
Stoke Therapeutics, Inc.(1)(2)	21,391	502,689
Ultragenyx Pharmaceutical, Inc.(1)	10,042	302,063
Veracyte, Inc.(1)	10,572	362,937
Zymeworks, Inc.(1)	23,866	407,631
		9,471,556
Broadline Retail — 0.1%
Groupon, Inc.(1)(2)	4,885	114,065
Building Products — 3.2%
American Woodmark Corp.(1)	3,660	244,342
Apogee Enterprises, Inc.	11,286	491,731
Griffon Corp.	8,083	615,520
Janus International Group, Inc.(1)	88,930	877,739
Masterbrand, Inc.(1)	44,418	584,985
Resideo Technologies, Inc.(1)	33,687	1,454,605
UFP Industries, Inc.	7,808	729,970
		4,998,892
Capital Markets — 3.3%
Acadian Asset Management, Inc.	13,830	666,053
Artisan Partners Asset Management, Inc., Class A	31,369	1,361,415
Hamilton Lane, Inc., Class A	5,664	763,450
Patria Investments Ltd., Class A(2)	16,183	236,272
PJT Partners, Inc., Class A	11,528	2,048,871
Stifel Financial Corp.	129	14,638
Victory Capital Holdings, Inc., Class A	2,030	131,463
		5,222,162
Chemicals — 1.2%
Ecovyst, Inc.(1)	42,275	370,329
Ingevity Corp.(1)	15,674	865,048
Scotts Miracle-Gro Co.	10,578	602,417
		1,837,794
Commercial Services and Supplies — 1.5%
ABM Industries, Inc.	7,953	366,792
Brink's Co.	4,061	474,569
CoreCivic, Inc.(1)	24,803	504,741
Deluxe Corp.	22,417	433,993
Healthcare Services Group, Inc.(1)	17,893	301,139
Interface, Inc.	10,780	311,973
		2,393,207
Communications Equipment — 2.9%
ADTRAN Holdings, Inc.(1)	38,904	364,919
Calix, Inc.(1)	28,929	1,775,373
CommScope Holding Co., Inc.(1)	13,666	211,550
Extreme Networks, Inc.(1)	21,518	444,347
NetScout Systems, Inc.(1)	34,969	903,249

Viasat, Inc.(1)	7,080	207,444
Viavi Solutions, Inc.(1)	51,586	654,626
		4,561,508
Construction and Engineering — 5.7%
Argan, Inc.	2,834	765,322
EMCOR Group, Inc.	1,854	1,204,247
Granite Construction, Inc.	14,534	1,593,653
IES Holdings, Inc.(1)	394	156,674
Primoris Services Corp.	8,819	1,211,114
Sterling Infrastructure, Inc.(1)	8,343	2,833,950
Tutor Perini Corp.(1)	13,388	878,119
Valmont Industries, Inc.	889	344,692
		8,987,771
Consumer Finance — 2.4%
Dave, Inc.(1)	1,036	206,526
Enova International, Inc.(1)	14,208	1,635,199
FirstCash Holdings, Inc.	3,947	625,284
LendingTree, Inc.(1)	2,119	137,163
OneMain Holdings, Inc.	4,646	262,313
PROG Holdings, Inc.	20,238	654,902
World Acceptance Corp.(1)	1,726	291,935
		3,813,322
Consumer Staples Distribution & Retail — 1.2%
Sprouts Farmers Market, Inc.(1)	6,431	699,693
United Natural Foods, Inc.(1)	27,753	1,044,068
Weis Markets, Inc.	1,692	121,604
		1,865,365
Containers and Packaging — 0.2%
Myers Industries, Inc.	16,883	285,998
Distributors — 0.2%
GigaCloud Technology, Inc., Class A(1)(2)	12,655	359,402
Diversified Consumer Services — 2.4%
Coursera, Inc.(1)	65,155	762,965
Frontdoor, Inc.(1)	32,106	2,160,413
Graham Holdings Co., Class B	339	399,108
Perdoceo Education Corp.	10,304	388,048
Udemy, Inc.(1)	12,287	86,132
		3,796,666
Diversified REITs — 0.3%
American Assets Trust, Inc.	22,826	463,824
Diversified Telecommunication Services — 0.6%
IDT Corp., Class B	11,026	576,770
Liberty Latin America Ltd., Class C(1)	45,080	380,475
		957,245
Electric Utilities — 0.1%
ALLETE, Inc.	1,730	114,872
MGE Energy, Inc.	1,277	107,498
		222,370
Electrical Equipment — 2.3%
Array Technologies, Inc.(1)(2)	76,792	625,855
Atkore, Inc.	13,823	867,255
EnerSys	2,475	279,576
NEXTracker, Inc., Class A(1)	11,188	827,800
Powell Industries, Inc.(2)	2,149	655,036
Vicor Corp.(1)	6,233	309,905
		3,565,427

Electronic Equipment, Instruments and Components — 2.6%
Arlo Technologies, Inc.(1)	49,039	831,211
Benchmark Electronics, Inc.	11,779	454,080
Daktronics, Inc.(1)	7,816	163,511
Kimball Electronics, Inc.(1)	12,544	374,564
PC Connection, Inc.	5,636	349,375
Rogers Corp.(1)	819	65,897
ScanSource, Inc.(1)	10,101	444,343
TTM Technologies, Inc.(1)	23,085	1,329,696
		4,012,677
Energy Equipment and Services — 0.5%
Tidewater, Inc.(1)	1,838	98,021
Weatherford International PLC	10,493	718,036
		816,057
Financial Services — 1.8%
Essent Group Ltd.	12,184	774,415
Flywire Corp.(1)	60,766	822,772
NMI Holdings, Inc., Class A(1)	9,899	379,528
Remitly Global, Inc.(1)	54,784	892,979
		2,869,694
Food Products — 0.3%
Fresh Del Monte Produce, Inc.	7,864	273,038
Marzetti Co.	1,123	194,043
		467,081
Gas Utilities — 0.5%
Brookfield Infrastructure Corp., Class A	10,232	420,740
UGI Corp.	12,499	415,717
		836,457
Ground Transportation — 0.3%
Ryder System, Inc.	2,635	497,066
Health Care Equipment and Supplies — 1.8%
Alphatec Holdings, Inc.(1)	9,974	145,022
AtriCure, Inc.(1)	15,629	550,922
Embecta Corp.	30,226	426,489
LivaNova PLC(1)	7,343	384,626
Merit Medical Systems, Inc.(1)	3,094	257,514
Novocure Ltd.(1)	31,741	410,094
Orthofix Medical, Inc.(1)	20,091	294,132
Tandem Diabetes Care, Inc.(1)	32,370	392,972
		2,861,771
Health Care Providers and Services — 2.2%
Addus HomeCare Corp.(1)	4,786	564,700
Castle Biosciences, Inc.(1)	14,359	326,954
Guardant Health, Inc.(1)	3,301	206,246
Option Care Health, Inc.(1)	47,981	1,331,953
Pediatrix Medical Group, Inc.(1)	16,529	276,861
Progyny, Inc.(1)	32,415	697,571
		3,404,285
Health Care REITs — 0.6%
CareTrust REIT, Inc.	17,268	598,854
Diversified Healthcare Trust	83,979	370,348
		969,202
Health Care Technology — 1.1%
Phreesia, Inc.(1)	28,191	663,052
Schrodinger, Inc.(1)	29,190	585,552

Teladoc Health, Inc.(1)	54,612	422,151
		1,670,755
Hotel & Resort REITs — 0.7%
DiamondRock Hospitality Co.	107,316	854,235
Summit Hotel Properties, Inc.	29,069	159,589
		1,013,824
Hotels, Restaurants and Leisure — 1.5%
Accel Entertainment, Inc.(1)	28,759	318,362
Brinker International, Inc.(1)	2,533	320,880
Global Business Travel Group I(1)(2)	48,478	391,702
Rush Street Interactive, Inc.(1)	38,074	779,756
Super Group SGHC Ltd.	34,480	455,136
		2,265,836
Household Durables — 2.7%
Cavco Industries, Inc.(1)	3,360	1,951,253
Champion Homes, Inc.(1)	9,762	745,524
Installed Building Products, Inc.	856	211,141
Sonos, Inc.(1)	29,354	463,793
Taylor Morrison Home Corp.(1)	13,471	889,221
		4,260,932
Household Products — 0.2%
Central Garden & Pet Co., Class A(1)	12,812	378,338
Industrial REITs — 0.1%
Plymouth Industrial REIT, Inc.	6,439	143,783
Insurance — 1.5%
CNO Financial Group, Inc.	9,838	389,093
Horace Mann Educators Corp.	11,229	507,214
Kinsale Capital Group, Inc.	333	141,612
Palomar Holdings, Inc.(1)	11,063	1,291,605
		2,329,524
Interactive Media and Services — 1.6%
Cargurus, Inc.(1)	22,526	838,643
Cars.com, Inc.(1)	29,216	357,019
EverQuote, Inc., Class A(1)	3,406	77,895
Match Group, Inc.	12,239	432,281
TripAdvisor, Inc.(1)	12,052	195,966
Yelp, Inc.(1)	17,823	556,078
		2,457,882
IT Services — 0.2%
ASGN, Inc.(1)	6,121	289,829
Leisure Products — 0.8%
Peloton Interactive, Inc., Class A(1)	48,180	433,620
Polaris, Inc.	13,411	779,581
		1,213,201
Life Sciences Tools and Services — 0.4%
10X Genomics, Inc., Class A(1)	46,831	547,455
Fortrea Holdings, Inc.(1)	12,536	105,553
		653,008
Machinery — 2.5%
Astec Industries, Inc.	3,577	172,161
Blue Bird Corp.(1)	16,284	937,144
Hillenbrand, Inc.	5,935	160,482
Kennametal, Inc.	6,159	128,908
Mueller Industries, Inc.	19,387	1,960,220
Proto Labs, Inc.(1)	11,864	593,556
		3,952,471

Marine Transportation — 0.4%
Matson, Inc.	5,489	541,161
Media — 0.5%
Magnite, Inc.(1)	30,594	666,337
TEGNA, Inc.	4,284	87,094
		753,431
Metals and Mining — 2.6%
Alpha Metallurgical Resources, Inc.(1)	3,664	601,226
Commercial Metals Co.	36,682	2,101,145
Compass Minerals International, Inc.(1)	18,222	349,862
Constellium SE(1)	46,408	690,551
SunCoke Energy, Inc.	45,420	370,627
		4,113,411
Multi-Utilities — 0.5%
Avista Corp.	20,859	788,679
Office REITs — 0.8%
Brandywine Realty Trust	88,406	368,653
Easterly Government Properties, Inc.	13,031	298,801
Hudson Pacific Properties, Inc.(1)	78,065	215,459
Paramount Group, Inc.(1)	49,749	325,359
		1,208,272
Oil, Gas and Consumable Fuels — 2.9%
DHT Holdings, Inc.	51,104	610,693
HF Sinclair Corp.	7,833	409,979
Ovintiv, Inc.	42,355	1,710,295
Par Pacific Holdings, Inc.(1)	6,348	224,846
REX American Resources Corp.(1)	3,923	120,122
Scorpio Tankers, Inc.	21,356	1,197,004
Talos Energy, Inc.(1)	23,756	227,820
World Kinect Corp.	4,218	109,457
		4,610,216
Pharmaceuticals — 2.6%
Amneal Pharmaceuticals, Inc.(1)	92,652	927,447
Avadel Pharmaceuticals PLC(1)	5,231	79,877
Collegium Pharmaceutical, Inc.(1)	16,452	575,655
Harmony Biosciences Holdings, Inc.(1)	22,445	618,584
Indivior PLC(1)	19,349	466,504
Innoviva, Inc.(1)	30,950	564,838
Pacira BioSciences, Inc.(1)	31,470	810,982
Supernus Pharmaceuticals, Inc.(1)	1,778	84,971
		4,128,858
Professional Services — 2.6%
CRA International, Inc.	1,191	248,359
Heidrick & Struggles International, Inc.	7,267	361,679
Legalzoom.com, Inc.(1)	52,957	549,694
Maximus, Inc.	3,285	300,150
Planet Labs PBC(1)	75,575	980,963
Upwork, Inc.(1)	51,786	961,666
Verra Mobility Corp.(1)	28,398	701,431
		4,103,942
Real Estate Management and Development — 0.8%
Compass, Inc., Class A(1)	92,919	746,140
Cushman & Wakefield PLC(1)	30,937	492,517
		1,238,657

Residential REITs — 0.1%
Apartment Investment & Management Co., Class A	20,219	160,337
Retail REITs — 0.5%
CBL & Associates Properties, Inc.	9,305	284,547
Tanger, Inc.	16,129	545,805
		830,352
Semiconductors and Semiconductor Equipment — 3.4%
Ambarella, Inc.(1)	1,620	133,682
Amkor Technology, Inc.	18,074	513,302
Cirrus Logic, Inc.(1)	12,992	1,627,768
FormFactor, Inc.(1)	5,240	190,841
Impinj, Inc.(1)	2,260	408,495
Onto Innovation, Inc.(1)	840	108,545
Penguin Solutions, Inc.(1)	27,145	713,370
Rambus, Inc.(1)	5,997	624,887
Semtech Corp.(1)	9,868	705,069
Ultra Clean Holdings, Inc.(1)	10,753	293,019
		5,318,978
Software — 7.5%
Adeia, Inc.	29,944	503,059
Alarm.com Holdings, Inc.(1)	5,849	310,465
Appfolio, Inc., Class A(1)	324	89,314
Appian Corp., Class A(1)	4,664	142,578
Asana, Inc., Class A(1)	28,116	375,630
Blackbaud, Inc.(1)	951	61,159
BlackLine, Inc.(1)	3,384	179,690
Blend Labs, Inc., Class A(1)	107,202	391,287
Box, Inc., Class A(1)	45,989	1,484,065
C3.ai, Inc., Class A(1)(2)	25,030	434,020
Clear Secure, Inc., Class A	18,727	625,107
Commvault Systems, Inc.(1)	3,043	574,458
Domo, Inc., Class B(1)	4,437	70,282
Five9, Inc.(1)	22,583	546,509
LiveRamp Holdings, Inc.(1)	29,035	788,010
Pagaya Technologies Ltd., Class A(1)	7,021	208,454
PagerDuty, Inc.(1)	30,516	504,124
Pegasystems, Inc.	14,290	821,675
Q2 Holdings, Inc.(1)	14,670	1,061,961
Rapid7, Inc.(1)	5,134	96,263
RingCentral, Inc., Class A(1)	28,671	812,536
SPS Commerce, Inc.(1)	4,228	440,304
Tenable Holdings, Inc.(1)	7,765	226,427
UiPath, Inc., Class A(1)	6,551	87,652
Yext, Inc.(1)	53,942	459,586
Zeta Global Holdings Corp., Class A(1)	22,332	443,737
		11,738,352
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A(1)	8,282	708,525
American Eagle Outfitters, Inc.	64,605	1,105,392
Group 1 Automotive, Inc.	1,067	466,823
RealReal, Inc.(1)	51,414	546,531
Signet Jewelers Ltd.	15,252	1,462,972
Sonic Automotive, Inc., Class A	2,530	192,508
Stitch Fix, Inc., Class A(1)	21,487	93,468
Warby Parker, Inc., Class A(1)	37,878	1,044,675
		5,620,894

Textiles, Apparel and Luxury Goods — 0.5%
Crocs, Inc.(1)	8,568	715,856
Trading Companies and Distributors — 2.3%
DNOW, Inc.(1)	63,659	970,800
DXP Enterprises, Inc.(1)	3,899	464,254
MRC Global, Inc.(1)	43,441	626,419
WESCO International, Inc.	7,364	1,557,486
		3,618,959
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	3,827	150,172
TOTAL COMMON STOCKS (Cost $120,743,141)		155,687,453
RIGHTS — 0.0%
Biotechnology — 0.0%
Poseida Therapeutics, Inc.(1)(2) (Cost $15,546)	31,092	15,546
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,870	1,870
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,288,723	1,288,723
		1,290,593
Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $512,047), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $502,058)		502,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,792,593)		1,792,593
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $122,551,280)		157,495,592
OTHER ASSETS AND LIABILITIES — (0.6)%		(888,880)
TOTAL NET ASSETS — 100.0%		$156,606,712

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,515,808. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,576,262, which includes securities collateral of $1,287,539.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund'sportfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$155,687,453	—	—
Rights	15,546	—	—
Short-Term Investments	1,290,593	$502,000	—
	$156,993,592	$502,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.